Leases - Summary of Reconciliation of Changes in Lease Assets and Liabilities (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2021	Apr. 30, 2020
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Lease liabilities, beginning balance	$ 1,700
Additions		$ 1,329
Lease accretion	105	89
Payments	(724)	(524)
Foreign exchange	(134)	67
Move to short term liabilities	(447)
Lease liabilities, ending balance	500	1,700
Lease asset, beginning balance	1,844
Amortization	(719)	(533)
Foreign exchange	(146)	75
Lease asset, ending balance	979	1,844
IFRS 16 [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Lease liabilities, beginning balance		739
Lease asset, beginning balance		2,302
Office [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Lease liabilities, beginning balance	269
Lease accretion	20	23
Payments	(66)	(66)
Move to short term liabilities	(49)
Lease liabilities, ending balance	174	269
Lease asset, beginning balance	260
Amortization	(52)	(52)
Lease asset, ending balance	208	260
Office [member] | IFRS 16 [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Lease liabilities, beginning balance		312
Lease asset, beginning balance		312
Mining Equipment [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Lease liabilities, beginning balance	1,431
Additions		1,329
Lease accretion	85	66
Payments	(658)	(458)
Foreign exchange	(134)	67
Move to short term liabilities	(398)
Lease liabilities, ending balance	326	1,431
Lease asset, beginning balance	1,584
Amortization	(667)	(481)
Foreign exchange	(146)	75
Lease asset, ending balance	$ 771	1,584
Mining Equipment [member] | IFRS 16 [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Lease liabilities, beginning balance		427
Lease asset, beginning balance		$ 1,990